Shareholders' Equity - Components of Company's Regulatory Capital Requirements Under Banking Regulations (Detail) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Bank Regulatory Capital Requirements
Common equity tier 1 capital as a percent of risk-weighted assets - Minimum capital ratio requirement (%)	0.07
Tier 1 capital as a percent of risk-weighted assets - Minimum capital ratio requirement	0.085
Total risk-based capital as a percent of risk-weighted assets - Minimum capital ratio requirement	0.105
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio) - Minimum capital ratio requirement	0.04
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio) - Minimum capital ratio requirement	0.03
Common equity tier 1 capital as a percent of risk-weighted assets - Well capitalized ratio requirement (%)	0.065
Tier 1 capital as a percent of risk-weighted assets - Well capitalized ratio requirement	0.08
Total risk-based capital as a percent of risk-weighted assets - Well capitalized ratio requirement	0.10
Tier 1 capital as a percent of adjusted quarterly average assets (leverage ratio) - Well capitalized ratio requirement	0.05
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure (total leverage exposure ratio) - Well capitalized ratio requirement	0.03
U.S. Bancorp [Member]
Less intangible assets
Total risk-based capital as a percent of risk-weighted assets	0.119	0.134
U.S. Bancorp [Member] | Basel III Standardized Approach: [Member]
Less intangible assets
Common equity tier 1 capital	$ 41,560	$ 41,701
Tier 1 capital	48,813	48,516
Total risk-based capital	59,015	56,250
Risk-weighted assets	$ 496,500	$ 418,571
Common equity tier 1 capital as a percent of risk-weighted assets	0.084	0.10
Tier 1 capital as a percent of risk-weighted assets	0.098	0.116
Tier 1 capital as a percent of adjusted quarterly average assets	0.079	0.086
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure	0.064	0.069
U.S. Bank National Association [Member]
Less intangible assets
Total risk-based capital as a percent of risk-weighted assets	0.13	0.129
U.S. Bank National Association [Member] | Basel III Standardized Approach: [Member]
Less intangible assets
Common equity tier 1 capital	$ 46,681	$ 45,000
Tier 1 capital	47,127	45,444
Total risk-based capital	56,736	53,125
Risk-weighted assets	$ 436,764	$ 412,979
Common equity tier 1 capital as a percent of risk-weighted assets	0.107	0.109
Tier 1 capital as a percent of risk-weighted assets	0.108	0.11
Tier 1 capital as a percent of adjusted quarterly average assets	0.081	0.082
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure	0.065	0.066
MUFG Union Bank National Association [Member]
Less intangible assets
Total risk-based capital as a percent of risk-weighted assets	0.197
MUFG Union Bank National Association [Member] | Basel III Standardized Approach: [Member]
Less intangible assets
Common equity tier 1 capital	$ 10,888
Tier 1 capital	10,888
Total risk-based capital	11,565
Risk-weighted assets	$ 58,641
Common equity tier 1 capital as a percent of risk-weighted assets	0.186
Tier 1 capital as a percent of risk-weighted assets	0.186
Tier 1 capital as a percent of adjusted quarterly average assets	0.109
Tier 1 capital as a percent of total on- and off-balance sheet leverage exposure	0.101